Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Short-term investments measured at fair value | ¥	¥ 295,319	¥ 63,515
Accounts receivable, allowance for credit losses | ¥	3,647	458
Amounts due from related parties, allowance for credit losses | ¥	25,666	30,128
Loan receivables, allowance for credit losses	93,859	93,926
Long-term investments measured at fair value | ¥	706,413	457,284
Other non-current assets, allowance for credit loss | ¥	¥ 0	¥ 4,000
Ordinary shares, treasury stock	0	919,515
Class A ordinary shares
Ordinary shares, shares authorized	100,000,000	91,394,900
Ordinary shares, shares issued	31,945,575	22,683,970
Ordinary shares, shares outstanding	31,301,932	21,764,455
Class B ordinary shares
Ordinary shares, shares authorized	0	8,605,100
Ordinary shares, shares issued	0	8,315,000
Ordinary shares, shares outstanding	0	8,315,000